Great Lakes Disciplined International Smaller Company Fund
Great Lakes Disciplined International Smaller Company Fund
Investment Objective
The Great Lakes Disciplined International Smaller Company Fund (the “Fund”) seeks to provide total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Great Lakes Disciplined International Smaller Company Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Great Lakes Disciplined International Smaller Company Fund Institutional Class Shares
Management Fees	1.00%
Other Expenses	4.12%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	5.14%	[1],[2]
Less: Fee Waiver and Expense Reimbursement	(3.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.47%	[3]
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses ("AFFE").
[3]	Great Lakes Advisors, LLC (the "Adviser" or "Great Lakes") has contractually agreed to reduce it management fees and reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.45% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least July 28, 2017.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	One Year	Three Years
Great Lakes Disciplined International Smaller Company Fund | Institutional Class Shares | USD ($)	150	1,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the fiscal period from December 21, 2015 to March 31, 2016, the portfolio turnover of the Fund was 30% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of non-U.S. equity securities of smaller-capitalization (“smaller”) companies, including common and preferred stocks and convertible securities.  It is currently anticipated that the Fund normally will invest at least 95% of its net assets in these non-U.S. companies.  Non-U.S. smaller companies are companies in the FTSE Russell Global ex-U.S. SMID Index, which are companies organized outside the United States and whose securities are principally traded outside the United States, and include companies in developed and emerging countries.  The Fund considers a company to be a smaller company if it has a market capitalization, at the time of purchase, within the capitalization range of the FTSE Russell Global ex-US SMID Index.  The market capitalizations within the index vary, but as of June 30, 2016, they ranged from approximately $5 million to $12.5 billion.

The Fund will follow a “core” strategy that intends to avoid a sustained, pronounced style bias towards either a “growth” or “value” style of investing.  The Adviser’s proprietary quantitative process may tilt the Fund temporarily towards a particular style (growth or value), but such tactical shifts are expected to even out over time.

The Fund is actively managed using a proprietary quantitative process that projects a stock’s performance based upon a variety of factors, such as the stock’s growth or value traits, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity.

In addition to investing in equity securities of non-U.S. smaller companies, the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).  Such investments may be made in order to reduce cash balances in the Fund and increase the level of Fund assets exposed to smaller companies.

Equity securities are selected for purchase or sale through a disciplined analysis intended to maximize the Fund’s overall projected return while maintaining risk levels (as measured by volatility) similar to that of the MSCI ACWI ex USA SMID Cap Index and/or the FTSE Russell Global ex-US SMID Index.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Mid-Cap Companies Risk.  Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Small-Cap Companies Risk.  The small-cap companies in which the Fund invests may not have the management experience, financial resources, product diversification and competitive strengths of large cap companies.  Therefore, these securities may be more volatile and less liquid than the securities of larger, more established companies.  Small-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.

Foreign Securities Risk.  Investments in securities issued by foreign companies involve risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and tax requirements, and market practices, as well as fluctuations in foreign currencies.

Emerging Markets Risk. Emerging market countries are in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign investing generally, investments in emerging market countries have additional and heightened risks due to less stable legal, political, and business frameworks to support securities markets. Because of these risk factors, the Fund’s investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed foreign markets.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests.

Preferred Stock Risk.  A preferred stock may offer the higher yield of a bond and has priority over common stock in equity ownership and receipt of dividends, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or passed by the issuer.

Convertible Securities Risk.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.

Investment Company Risk. The Fund bears all risks associated with the investment companies (including ETFs) in which it invests, including the risk that an investment company will not successfully implement its investment strategy or meet its investment objective. The Fund also bears its pro rata portion of an investment company’s total expenses, in addition to the Fund’s own expenses, and therefore the Fund’s total expenses may be higher than if it invested directly in the securities held by the investment company.

ETF Risk.  The market price of an ETF fluctuates based on changes in the ETF’s net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.

Newer Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may decide to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund’s website at www.glafunds.com or by calling the Fund toll-free at 855-278-2020.  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.  Past performance (before and after taxes) will not necessarily continue in the future.